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                       VANGUARD(R) SMALL-CAP VALUE INDEX FUND
                      VANGUARD(R) SMALL-CAP GROWTH INDEX FUND

              SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 12, 2001


Effective April 1, 2002, the Funds have reduced their purchase fees as follows:

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                                          FORMER                NEW
FUND                                    PURCHASE FEE        PURCHASE FEE
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Small-Cap Value Index Fund                 0.50%                None
Small-Cap Growth Index Fund                0.50                 None
--------------------------------------------------------------------------------

The Funds reserve the right to reimpose purchase fees in the future if the costs of buying and selling securities increase.
















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Vanguard Marketing Corporation, Distributor.                        PSPF2 042002